Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Ordinary shares, par value (in New Shekels per share)
Ordinary shares, authorized	600,000,000	600,000,000
Ordinary shares, issued	461,285,824	402,351,657
Ordinary shares, outstanding	461,285,824	402,351,657